Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
A director of the Company was the President and Chief Executive Officer of a business that subleases space from the Company. The sublease was entered into several years before the director's appointment. During the year ended December 31, 2019, the Company recorded $235, of sublease proceeds December 31, 2018 - $315). As of December 31, 2019, the director is no longer an officer of the business that subleases space from the Company.
The Company entered into related party transactions through a number of affiliates and joint ventures that involve providing or receiving services in the normal course of business.
In June of 2019, the Company purchased heavy equipment from the NL Partnership for $1,300 settled in cash.
The following table provides the total dollar amount for income statement transactions that have been entered into with the NL Partnership and its affiliates during the year ended:

	December 31, 2019	December 31, 2018
Revenue	$597	$677
Management fee revenue	2,482	345

The Company’s revenue generated from joint ventures and affiliates are related to heavy construction and mining services. The Company receives management fee revenue from its investment in joint ventures and affiliates pursuant management agreements in place for certain services provided. These transactions were conducted in the normal course of operations, which were established and agreed to as consideration by the related parties.
The following table provides the balance sheet balances with the NL Partnership and its affiliates:

	December 31, 2019	December 31, 2018
Accounts receivable	$1,202	$3,074
Accounts payable and accrued liabilities	251	13

Accounts receivable, accounts payable and accrued liabilities amounts are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.